Schedule of Provisional Purchase Price Allocation Relating to OpenReel Merger (Details) - USD ($)	Sep. 30, 2025	Jan. 31, 2025	Dec. 31, 2024	Dec. 18, 2024	Dec. 31, 2023
Liabilities assumed:
Total identifiable net assets		$ 3,248,501
Goodwill recorded:
Goodwill	$ 21,991,721	3,019,246	$ 18,972,475		$ 2,171,526
Total consideration		$ 6,267,747
Open Reel [Member]
Assets acquired:
Cash and cash equivalents				$ 82,219
Accounts receivable, net				865,562
Prepaid expense and other current assets				103,343
Property and equipment, net				3,607
Total assets				4,958,051
Liabilities assumed:
Accounts payable				330,602
Accrued payroll				120,408
Unearned revenue, current				2,726,846
Accrued expenses and other current liabilities				222,581
Unearned revenue, non-current				107,070
Due to Parent				150,033
Total liabilities				3,657,540
Total identifiable net assets				1,300,511
Goodwill recorded:
Goodwill				19,526,409
Total consideration				20,826,920
Open Reel [Member] | Customer Relationships [Member]
Assets acquired:
Intangible Assets				588,710
Open Reel [Member] | Trade Names [Member]
Assets acquired:
Intangible Assets				899,600
Open Reel [Member] | Technology-Based Intangible Assets [Member]
Assets acquired:
Intangible Assets				$ 2,415,010